Nature of the Business	12 Months Ended
Dec. 31, 2020
Nature of the Business1
Nature of the Business's

1.  Nature of the Business

Wejo Limited (the “Company”) is a private limited liability company incorporated under the laws of England and Wales on December 13, 2013 and is an early leader in the connected vehicle data market. Connected vehicles contain hundreds of data sensors, emitting information such as location, speed, direction and events such as braking, temperature and weather conditions. This data creates intelligence, in near real-time and historically, that is unavailable from any other source.

The Company ingests and standardizes this data, mainly in the United States, through its internally developed data exchange platform (“Wejo ADEPT”). The Company’s products enable customers such as departments of transportation, retailers, construction firms and research departments to unlock unique insights about journeys, cities, electric vehicle usage, safety and more.

The Company is comprised of five wholly-owned subsidiaries with its primary offices located in Manchester, England. In addition to its primary office, Wejo Concierge UK Ltd, is also located in the United Kingdom (the “U.K.”), and Wejo California Corp, Wejo Data Services Inc, Wejo Services Inc, and Wejo Inc are located in the United States (the “U.S.”).

Products and services

The Company partners with the world’s leading automotive manufacturers to standardize connected car data through Wejo ADEPT, including traffic intelligence, identifying high frequency vehicle movements and identifying common driving events and trends.

Wejo ADEPT is a cloud-based data exchange platform that makes sharing and accessing huge volumes of connected car data simple by removing all of the barriers and maximizing the intrinsic value in car data for drivers, vehicle manufacturers and businesses of all kinds. The Wejo ADEPT platform interfaces with the electronic data within vehicles from manufacturers which have agreed to use the platform to obtain certain vehicle data which can be used by the manufacturers and other private and public sector businesses for advanced analysis, machine learning and rapid insights. The Wejo ADEPT platform also includes flexible implementation options and adaptable interfaces to ensure a successful and rapid roll out across any territory. In addition, Wejo ADEPT’s compliance wrappers ensure legal and legislative assurance, including country, federal, state and local variations.

Wejo ADEPT is hosted by cloud data centers, and as a function of this central hosting, the Wejo ADEPT platform operates in a multi-tenancy environment, whereby all customers share the same standardized raw car data. The end users of the Wejo ADEPT platform can only access the data through a licensing agreement and do not have the ability to take possession of the software itself.

The Company has two primary product lines, Data Marketplace and SaaS Solutions. Each product line utilizes the Company’s exclusive, proprietary dataset that is derived from the vehicle sensors of the connected vehicles of its Original Equipment Manufacturer (“OEM”) preferred partners. In the Data Marketplace, the Company licenses the use of data and licenses software analytical tools that interpret the dataset to customers. In the SaaS Solutions business, the Company licenses software analytical tools to OEMs that interpret the dataset to improve the management of their operations and support the improvement of the automotive customers’ experience with the OEM.

Going Concern

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

As is common to early-stage companies with limited operating histories, the Company is subject to risks and uncertainties such as its ability to influence the connected vehicle market; invest in technology, resources and new business capabilities; maintain and grow the customer base; secure additional capital to support the investments needed for its anticipated growth; comply with governing laws and regulations; and other risks and uncertainties. To manage these risks and uncertainties while growing as expected, the Company will make significant investments and will therefore need to raise substantial capital during its loss-making period.

The Company has incurred operating losses and negative cash flows from operations since inception and expects to continue to incur negative cash flows from operations for the foreseeable future. As the Company makes investments to increase the markets and customers it serves, the operating losses are expected to increase until the company reaches the necessary scale to generate cash profits from operations. The Company has historically relied on private equity offerings and debt financings, and to a limited extent revenue from customers to fund its operations. As of December 31, 2020 and 2019, the Company had an accumulated deficit of $146.8 million and $91.9 million, respectively.

The Company expects to continue incurring losses for the foreseeable future and is required to raise additional capital to fund its operations. In the near-term, the company expects to raise capital primarily from two sources: additional debt capital through its Loan Note Instrument Agreement and from its business combination with Virtuoso Acquisition Corporation. Management believes that the Company will continue to have access to capital resources through debt financings, the public markets after the completion of the business combination, including additional equity offerings, and other potential capital options; as well as cash inflows through its anticipated revenue base from customers. There can be no assurance that the Company will complete the business combination or be able to obtain additional financing on terms acceptable to the Company, on a timely basis or at all, or to grow its revenues. If the Company is unable to secure additional capital through this anticipated business combination or other sources such as private equity or debt, it will be required to reduce expenses to conserve its cash in amounts sufficient to sustain operations at a reduced level and meet its obligations until additional capital can be raised. The Company has previously reduced headcount and overheads in order to conserve its cash and expects to be able to implement similar actions in future if required.

Before any reductions in expenses and based on the Company’s current level of expenditures after considering the Company’s cash balance of $20.5 million as of March 31, 2021, along with the proceeds from the issuance of convertible loans and debt financing secured in 2021 (see Note 19), the Company believes that it will need funding by the first quarter of 2022 to continue operations at the current level, satisfy its obligations and fund the future expenditures including the committed transaction costs relating to the planned business combination. In connection with its Loan Note Instrument agreement entered in April 2021, the Company is closing an issue of additional fixed rate secured loan notes totaling $10 million before the end of July 2021 and expects to close a further $11.5 million of fixed rate secured loan notes later in the third quarter of 2021 (before expenses of $4 million). In conjunction with the business combination with Virtuoso, which is expected to close during the fourth quarter of 2021, the Company expects to raise $355 million from its committed PIPE and from Virtuoso’s cash in trust, before potential redemptions and transaction expenses. Should the closing of these latter two capital raises be delayed, the Company will need to identify alternative sources of capital and/or reduce expenses as noted above by the first quarter of 2022.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. There can be no assurance that the Company will achieve or sustain positive cash flows from financing or can reduce sufficiently its expenses. If the Company is unable to maintain adequate liquidity, future operations will need to be scaled back or discontinued. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.The financial statements do not reflect any adjustments relating to the recoverability and reclassification of assets and liabilities that might be necessary from the outcome of this uncertainty.